Financial instruments and financial risk management - Financial liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of financial liabilities [line items]
Total financial liabilities	€ 5,264.1	€ 5,030.9	€ 5,343.4
Total Fair Value	4,667.0	4,478.7	4,782.1
Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	4,658.1	5,026.6	4,676.4
Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	606.0	4.3	667.0
Long term debt
Disclosure of financial liabilities [line items]
Total financial liabilities	3,963.0	4,384.5	4,023.0
Total Fair Value	4,061.0	4,474.4	4,115.1
Long term debt | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	3,963.0	4,384.5	4,023.0
Foreign currency forward contracts [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities	599.0	0.5	51.1
Total Fair Value	599.0	0.5	51.1
Foreign currency forward contracts [Member] | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	599.0	0.5	51.1
Commodity forward contracts [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities			599.7
Total Fair Value			599.7
Commodity forward contracts [Member] | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities			599.7
Interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities	7.0	3.8	16.2
Total Fair Value	7.0	3.8	16.2
Interest rate swaps [Member] | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	7.0	3.8	16.2
Trade payables [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities	249.6	294.1	230.6
Trade payables [Member] | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	249.6	294.1	230.6
Accrued expenses [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities	445.5	348.0	422.8
Accrued expenses [Member] | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	€ 445.5	€ 348.0	€ 422.8